Description of Business (Details Narrative)				3 Months Ended									9 Months Ended			12 Months Ended
	Dec. 02, 2024 USD ($)	Nov. 14, 2024 shares	Nov. 01, 2022 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 04, 2024 $ / shares	Aug. 17, 2023 $ / shares	Dec. 29, 2022 $ / shares	Oct. 25, 2022 $ / shares	Mar. 01, 2022 shares	Dec. 31, 2021 shares
Accumulated deficit				$ 259,252,000									$ 259,252,000			$ 247,252,000	$ 227,461,000
Cash balance																$ 2,600,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001								$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Cash				$ 2,484,000			$ 2,246,000						$ 2,484,000	$ 2,246,000		$ 2,599,000	$ 3,845,000
Net Income Loss				$ 6,400,000	$ 1,895,000	$ 3,705,000	2,895,000	$ 7,558,000	$ 5,566,000				12,000,000	16,019,000		19,791,000	10,008,000
Proceeds from issuance of convertible notes, net of debt issuance costs														1,000,000		$ 1,000,000
Peak Bio, Inc. [Member]
Accumulated deficit							$ 40,970,115							$ 40,970,115			$ 38,171,483	$ 25,345,566
Common stock, par value | $ / shares							$ 0.0001							$ 0.0001			$ 0.0001	$ 0.0001
Cash							$ 862,144			$ 94,435				$ 862,144	$ 94,435		$ 381,649	$ 654,892
Common stock convertible exchange ratio			2.0719														2.0719
Share price | $ / shares										$ 0.01					$ 0.01						$ 10.115	$ 13.05
Net Income Loss							(1,713,936)	$ 2,077,867	$ 2,434,701	$ (410,587)	$ 5,944,227	$ 6,766,834		2,798,632	$ 12,300,473		$ 12,825,917	13,088,717
Proceeds from issuance of convertible notes, net of debt issuance costs															$ 2,069,231		2,069,231
Accumulated deficit							$ 40,900,000							$ 40,900,000
Peak Bio, Inc. [Member] | Forecast [Member]
Business exit costs	$ 300,000
Peak Bio, Inc. [Member] | December 2023 Convertible Notes [Member]
Proceeds from issuance of convertible notes, net of debt issuance costs																	700,000
Peak Bio, Inc. [Member] | Senior Secured Promissory Note [Member]
Proceeds from issuance of secured note																	750,000
Peak Bio, Inc. [Member] | May 2024 Convertible Notes [Member]
Proceeds from issuance of convertible notes, net of debt issuance costs																	$ 3,500,000
Peak Bio, Inc. [Member] | PIPE Warrants [Member]
Share price | $ / shares			$ 0.01
Warrant term			1 year
Warrant expiration date			Nov. 01, 2023
Peak Bio, Inc. [Member] | PIPE Warrants [Member] | Peak Bio Company Limited [Member]
Number of sale of units | shares			164,220
Peak Bio, Inc. [Member] | New Subscriber [Member]
Share price per units | $ / shares			$ 10.00
Proceeds from issuance of shares to PIPE subscribers			$ 3,025,000
Share price | $ / shares			$ 0.01
Peak Bio, Inc. [Member] | New Subscriber [Member] | PIPE Financing Warrants [Member]
Number of sale of units | shares			281,325
Common Stock [Member]
Aggregate ADSs shares issued | shares					5,753,878,000	4,566,062,000		8,059,508,000	2,641,228,000							14,127,540,000	5,666,034,700
Merger agreement exchange ratio per ordinary share		0.2935
Shares outstanding | shares				65,229,461,523	65,229,461,523	57,752,981,523	24,289,231,523	24,289,232,698	15,973,121,298				65,229,461,523	24,289,231,523		53,186,919,523	13,234,315,298	7,444,917,123
Net Income Loss
Common Stock [Member] | Peak Bio, Inc. [Member]
Aggregate ADSs shares issued | shares																		132,302
Shares outstanding | shares							23,124,888	23,124,888	23,124,888	22,632,843	20,862,177	20,195,510		23,124,888	22,632,843		23,124,888	19,782,747					17,162,742	17,162,742
Number of sale of units | shares																		402,500
Net Income Loss
Minimum requirement of shares held by shareholders | shares			1,000,000
Akari Ordinary Shares [Member] | Peak Bio, Inc. [Member]
Common stock, par value | $ / shares																			$ 0.0001
Akari Ordinary Shares [Member] | Peak Bio, Inc. [Member] | Forecast [Member]
Reimburse the other party for expenses related to the transaction	$ 1,500,000
Akari American Depositary Shares [Member] | Peak Bio, Inc. [Member]
Percentage of expected ownership in outstanding shares																			50.00%
American Depositary Shares [Member]
Aggregate ADSs shares issued | shares		12,613,942
Percentage of expected ownership in outstanding shares		48.40%
Original Pipe Shares [Member] | Peak Bio, Inc. [Member] | Original Subscriber [Member]
Number of sale of units | shares			50,000
Share price per units | $ / shares			$ 10.00
Proceeds from issuance of shares to PIPE subscribers			$ 500,000
PIPE Shares [Member] | Peak Bio, Inc. [Member] | Peak Bio Company Limited [Member]
Number of sale of units | shares			176,579
PIPE Shares [Member] | Peak Bio, Inc. [Member] | New Subscriber [Member]
Number of sale of units | shares			302,500